Award Timing Disclosure	12 Months Ended
Dec. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
Policies and Practices Regarding Equity Awards
Under the Company’s policies and practices, in general, the Company does not grant equity awards when in possession of material non-public information. While the Company does not have predetermined, fixed dates upon which grants must be made, in general, our LTI awards will be granted at approximately the same time each year (in March) following our release of full-year financial results. These grants are generally approved at regularly scheduled Committee meetings or via unanimous written consent executed by the Committee. Such Committee meetings are generally scheduled in advance. When equity grants are approved outside of our regular annual cycle (for example, in connection with a new hire, promotion or retention incentive), grants are generally made on or as soon as practicable following the date of hire. Stock options are granted only with an exercise price equal to or greater than the closing price of the Company’s Common Stock on the date of grant. As a general matter, the Committee does not take material non-public information into account when determining the timing and terms of stock option awards and has not timed the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation. During 2025, no stock options were granted to any NEO within a period beginning four business days prior to and ending one business day following the filing of a Form 10-Q, 10-K, or 8-K that disclosed material nonpublic information.

Award Timing Method	Under the Company’s policies and practices, in general, the Company does not grant equity awards when in possession of material non-public information. While the Company does not have predetermined, fixed dates upon which grants must be made, in general, our LTI awards will be granted at approximately the same time each year (in March) following our release of full-year financial results. These grants are generally approved at regularly scheduled Committee meetings or via unanimous written consent executed by the Committee. Such Committee meetings are generally scheduled in advance. When equity grants are approved outside of our regular annual cycle (for example, in connection with a new hire, promotion or retention incentive), grants are generally made on or as soon as practicable following the date of hire. Stock options are granted only with an exercise price equal to or greater than the closing price of the Company’s Common Stock on the date of grant.
Award Timing Predetermined	false
Award Timing MNPI Considered	false
Award Timing, How MNPI Considered	As a general matter, the Committee does not take material non-public information into account when determining the timing and terms of stock option awards and has not timed the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation.
MNPI Disclosure Timed for Compensation Value	false